Note 16 - Equity Method Investments - Information on the Groups Share in Associates and Joint Ventures individually immaterial (Detail: Text Values) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Information on the Groups Share in Associates and Joint Ventures individually immaterial [Abstract]
Number of associates Deutsche Bank Group holds interests	49	54,000,000
Number of jointly controlled entities Deutsche Bank Group holds interests	8	6,000,000
Investment in Huarong Rongde Asset Management Company Ltd
Share of Net loss	€ 32	€ 129